Operating Costs, Expenses and Other Revenue - Additional Information (Details) R$ in Millions			1 Months Ended	12 Months Ended
	Aug. 07, 2024 BRL (R$)	Mar. 08, 2024 BRL (R$)	May 31, 2024 employees	Dec. 31, 2024 BRL (R$) GWh facilities		Dec. 31, 2023 BRL (R$) GWh facilities	Dec. 31, 2022 BRL (R$)
Disclosure of defined benefit plans [line items]
Number of generating facilities | facilities				301,804		249,241
Amount of energy injected | GWh				6,108		4,720
Impairment				R$ 46
Personnel				1,399		1,308	1,352
Advantageous purchase							5
PIS/Pasep and Cofins taxes				5	[1]	76
Results of the Periodic Tariff Review				1,676
Other Operating Expenses (Revenue) [Member]
Disclosure of defined benefit plans [line items]
Impairment loss recognised in profit or loss				5
Alianca norte [member]
Disclosure of defined benefit plans [line items]
Impairment				41
C E M I G Sim [Member]
Disclosure of defined benefit plans [line items]
Advantageous purchase				R$ 14	[2]		R$ 5
Equity interest rate				51.00%
P D V P 2024 [Member]
Disclosure of defined benefit plans [line items]
Number of employees completing severance | employees			357
Personnel				R$ 78
UFV Jequitiba II [member]
Disclosure of defined benefit plans [line items]
Advantageous purchase		R$ 10		10
UFV Jequitiba I [member]
Disclosure of defined benefit plans [line items]
Advantageous purchase	R$ 4			R$ 4

[1]

This refers to escrow deposits in the action challenging the constitutionality of inclusion of ICMS tax within the amount to which PIS/Pasep and Cofins taxes are applied. In December 2024, Gasmig was able to recover the escrow deposits that had been paid into court for these actions, in the updated amount of R$76.

[2]

This amount is made up of advantageous purchases arising from acquisitions made by Cemig SIM, of which R$10 refers to the acquisition of UFV Jequitibá II and R$4 refers to the acquisition of Jequitibá I. For more details see Note 14.